Description of Plan (Vesting Schedule) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
2 But Less Than 3 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	0.20%
3 But Less Than 4 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	0.40%
4 But Less Than 5 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	0.60%
5 or More [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting percentage	1.00%
Minimum [Member] | 2 But Less Than 3 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Years of service	2 years
Minimum [Member] | 3 But Less Than 4 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Years of service	3 years
Minimum [Member] | 4 But Less Than 5 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Years of service	4 years
Minimum [Member] | 5 or More [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Years of service	5 years
Maximum [Member] | 2 But Less Than 3 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Years of service	3 years
Maximum [Member] | 3 But Less Than 4 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Years of service	4 years
Maximum [Member] | 4 But Less Than 5 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Years of service	5 years